REVENUES - Revenues by Service Line (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Revenues	[1]	$ 2,503	$ 1,886	$ 1,643
One Customer
Disclosure of operating segments [line items]
Revenues		1,449
Gas Transmission
Disclosure of operating segments [line items]
Revenues		1,483	1,314	1,074
Distribution
Disclosure of operating segments [line items]
Revenues		397	372	374
Leasing
Disclosure of operating segments [line items]
Revenues		385	0	0
Connections
Disclosure of operating segments [line items]
Revenues		200	171	167
Other
Disclosure of operating segments [line items]
Revenues		$ 38	$ 29	$ 28

[1]
Earnings per share have not been presented in the financial statements, as the underlying shares do not constitute “ordinary shares” under IAS 33, Earnings per share. See Note 3(b), Material Accounting Policy Information, for further details.